Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Summary Of Significant Accounting Policies [Line Items]
Impairment of intangible assets	$ 0	$ 0	$ 0
Reclassification from operating cash flows due to adoption of new accounting pronouncement	(390,039,000)	(323,556,000)	(282,752,000)
Reclassification to investing cash flows due to adoption of new accounting pronouncement	$ 140,693,000	(1,459,571,000)	(434,723,000)
Leases (ASC 840)
Summary Of Significant Accounting Policies [Line Items]
Lease right-of-use asset (less than)				$ 250,000,000
Lease liability (less than)				$ 250,000,000
Statement of Cash Flows (Topic 230)
Summary Of Significant Accounting Policies [Line Items]
Reclassification from operating cash flows due to adoption of new accounting pronouncement		15,300,000	15,600,000
Reclassification to investing cash flows due to adoption of new accounting pronouncement		$ 15,300,000	$ 15,600,000
Minimum | Crude oil pipelines and natural gas pipelines and related assets
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	5 years
Minimum | Marine vessels
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	20 years
Minimum | Onshore facilities, machinery, and equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum | Transportation equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum | Building and improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum | Crude oil pipelines and natural gas pipelines and related assets
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	40 years
Maximum | Marine vessels
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	30 years
Maximum | Onshore facilities, machinery, and equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	30 years
Maximum | Transportation equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	7 years
Maximum | Building and improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	20 years
Offshore pipeline transportation services | Poseidon Oil Pipeline Company
Summary Of Significant Accounting Policies [Line Items]
Equity investment, ownership percentage	64.00%
Offshore pipeline transportation services | Neptune Pipeline Company LLC
Summary Of Significant Accounting Policies [Line Items]
Equity investment, ownership percentage	25.70%
Offshore pipeline transportation services | Odyssey Pipeline L.L.C.
Summary Of Significant Accounting Policies [Line Items]
Equity investment, ownership percentage	29.00%